Income Taxes (Tables)	12 Months Ended
May 31, 2013
Income (Loss) before Income Taxes

Income (loss) before income taxes as shown in the Consolidated Statements of Income is summarized below for the periods indicated. Certain foreign operations are branches of RPM International Inc.’s subsidiaries and are therefore subject to income taxes in both the United States and the respective foreign jurisdictions. Accordingly, the provision (benefit) for income taxes by jurisdiction and the income (loss) before income taxes by jurisdiction may not be directly related.

Year Ended May 31,	2013	2012	2011
(In thousands)
United States	$5,104	$187,687	$217,427
Foreign	171,787	140,602	77,626

Income Before Income Taxes	$176,891	$328,289	$295,053

Provision (Benefit) for Income Tax

Provision (benefit) for income taxes consists of the following for the periods indicated:

Year Ended May 31,	2013	2012	2011
(In thousands)
Current:
U.S. Federal	$56,590	$45,547	$37,871
State and local	6,694	6,836	4,764
Foreign	44,747	49,231	41,542

Total Current	108,031	101,614	84,177

Deferred:
U.S. Federal	(31,987)	(787)	8,186
State and local	(3,649)	(572)	2,200
Foreign	(5,355)	(5,729)	(2,678)

Total Deferred	(40,991)	(7,088)	7,708

Provision for Income Taxes	$67,040	$94,526	$91,885

Significant Components of Deferred Income Tax Assets and Liabilities

The significant components of deferred income tax assets and liabilities as of May 31, 2013 and 2012 were as follows:

	2013	2012
(In thousands)
Deferred income tax assets related to:
Inventories	$6,795	$5,810
Allowance for losses	7,584	8,935
Accrued compensation and benefits	113,394	113,934
Accrued other expenses	16,322	6,525
Other long-term liabilities	29,954	25,280
Net operating loss and credit carryforwards	70,208	76,740
Net unrealized loss on securities	21,727	1,478

Total Deferred Income Tax Assets	265,984	238,702
Less: valuation allowances	(89,909)	(75,167)

Net Deferred Income Tax Assets	176,075	163,535

Deferred income tax (liabilities) related to:
Depreciation	(48,491)	(47,872)
Pension and other postretirement benefits	(12,204)	(15,824)
Amortization of intangibles	(125,042)	(109,206)

Total Deferred Income Tax (Liabilities)	(185,737)	(172,902)

Deferred Income Tax Assets (Liabilities), Net	$(9,662)	$(9,367)

Reconciliation of Income Tax Expense (Benefit) Computed by Applying U.S. Statutory Federal Income Tax Rate against Income (Loss) before Income Taxes to Provision (Benefit) for Income Taxes

The following table reconciles income tax expense (benefit) computed by applying the U.S. statutory federal income tax rate against income (loss) before income taxes to the provision (benefit) for income taxes:

Year Ended May 31,	2013	2012	2011
(In thousands)
Income tax expense (benefit) at the U.S. statutory federal income tax rate	$61,912	$114,901	$103,141
Impact of foreign operations	(11,552)	(32,192)	(39,932)
State and local income taxes net of federal income tax benefit	1,979	4,073	4,527
Tax benefits from the domestic manufacturing deduction	(4,489)	(3,744)	(2,750)
Nondeductible fines and penalties	4,802	—	—
Nondeductible business expense	1,269	1,304	1,404
Valuation allowance	14,729	9,353	24,994
Other	(1,610)	831	501

Provision (Benefit) for Income Tax Expense	$67,040	$94,526	$91,885

Effective Income Tax Rate	37.9%	28.8%	31.1%

Activity Related to Unrecognized Tax Benefits

Uncertain income tax positions are accounted for in accordance with ASC 740. The following table summarizes the activity related to unrecognized tax benefits:

(In millions)	2013	2012	2011
Balance at June 1	$3.3	$6.4	$2.7
Additions based on tax positions related to current year	—	—	0.3
Additions for tax positions of prior years	6.0	0.5	3.9
Reductions for tax positions of prior years	(0.9)	(0.4)	(0.5)
Settlements	—	(3.2)	—

Balance at May 31	$8.4	$3.3	$6.4